EQUITY (Details)	12 Months Ended
	Dec. 31, 2014 Vote $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 shares
Equity
Authorized common stock (in shares)	72,000,000	100,000,000	72,000,000
Par value of common stock (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock issued (in shares)	1,006,219	20,687,829	962,960
Common stock outstanding (in shares)	1,006,219	1,006,219	962,960
Authorized preferred stock (in shares)	54,481,000		54,481,000
Number of votes each share of common stock held is entitled | Vote	1
Common stock reserved for future issuance (in shares)	57,893,685
Stock options
Equity
Common stock reserved for future issuance (in shares)	3,412,685
Series A convertible redeemable preferred stock
Equity
Authorized preferred stock (in shares)	18,498,419	0	18,498,419
Preferred stock issued (in shares)	9,232,334	0	9,232,334	18,464,674
Preferred stock outstanding (in shares)	9,232,334	0	9,232,334
Series A convertible redeemable preferred stock | Conversion of convertible redeemable preferred stock into common stock
Equity
Common stock reserved for future issuance (in shares)	18,498,419
Series B convertible redeemable preferred stock
Equity
Authorized preferred stock (in shares)	27,324,237	0	27,324,237
Preferred stock issued (in shares)	27,324,237	0	27,324,237	27,324,237
Preferred stock outstanding (in shares)	27,324,237	0	27,324,237
Series B convertible redeemable preferred stock | Conversion of convertible redeemable preferred stock into common stock
Equity
Common stock reserved for future issuance (in shares)	27,324,237
Series C convertible redeemable preferred stock
Equity
Authorized preferred stock (in shares)	8,658,344	0	8,658,344
Preferred stock issued (in shares)	8,658,008	0	8,658,008
Preferred stock outstanding (in shares)	8,658,008	0	8,658,008
Series C convertible redeemable preferred stock | Conversion of convertible redeemable preferred stock into common stock
Equity
Common stock reserved for future issuance (in shares)	8,658,344